VARIABLE INTEREST ENTITIES (Details) $ in Millions	Dec. 31, 2023 USD ($) member	Dec. 31, 2022 USD ($)	Dec. 16, 2016
Variable Interest Entity [Line Items]
Maximum loss exposure | $	$ 11.4	$ 10.7
El Parque
Variable Interest Entity [Line Items]
Number of members on the Board of Directors	4
El Parque | Director from Dole
Variable Interest Entity [Line Items]
Number of members on the Board of Directors	2
El Parque | Direct from IDI
Variable Interest Entity [Line Items]
Number of members on the Board of Directors	2
Consolidated VIE | EurobananCanarias S.A.
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Series A | Unconsolidated VIE | El Parque
Variable Interest Entity [Line Items]
Ownership percentage			50.00%
Series B | Unconsolidated VIE | El Parque
Variable Interest Entity [Line Items]
Ownership percentage			49.995%